Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets:
Payments to acquire intangible assets					$ 2,202
Goodwill period changes		$ 0			0
Weight AverageRemaining Amortization Period	5 years
Amortization expense		$ 931	$ 1,248		$ 4,788	$ 2,191
Launched IPR&D assets
Finite-lived intangible assets:
Useful life				5 years
Weight AverageRemaining Amortization Period		4 years 6 months			5 years